Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

3.	Discontinued Operations

Since August 2019, that the delivery of the Company’s first tanker vessel “Blue Moon” took place, until August 2020, when the last container vessel “Domingo” was sold, the Company’s fleet was a mixture of container and tanker vessels. Accordingly, the Company had determined that it would operate under two reportable segments, one relating to its operations of container vessels (containers segment) and one to the operations of tanker vessels (tankers segment). Concurrently with the acquisition of its first tanker vessels, as the market environment for the Company’s containers fleet continued to be negative and with difficult employment opportunities, management initiated a number of actions for the gradual disposal of the whole container vessels’ fleet, although no decision at that time was reached for a strategic shift to a different segment. In the first months of 2020, the Company acquired two additional tanker vessels. In August 2020, at the time when the fleet’s last container vessel was sold (Note 6), the Company evaluated the results of the tanker vessels owned since 2019 and assessed that the prospects of the specific segment as positive. At that time, the Company determined that its decision to exit the container segment represented a strategic shift to the exclusive ownership of tanker vessels and further assessed that the disposal of all of its container vessels constituted a disposal of an entity’s segment, that will have a major effect on the Company’s operations and financial results. Furthermore, the Company determined that it will not have continuing involvement in the operation of the disposed assets. In this respect, the results of operations of the container vessels, as well as their assets and liabilities, are reported as discontinued operations for all periods presented in the accompanying consolidated financial statements. The comparative figures in these consolidated financial statements have been adjusted on the basis of presenting separately the discontinued operations’ figures.

Below are presented summarized the operating results of the discontinued operations for 2020, 2019 and 2018, as well as the balance sheet information on the Company's discontinued operations as of December 31, 2020 and 2019:

	2020	2019		2018
Items constituting net income / (loss) from discontinued operations
Time-charter revenues (Notes 1 and 2)	$4,238	$20,545		$25,566
Voyage expenses	(188)	(987)		(1,267)
Vessels' operating expenses	(2,336)	(10,199)		(15,453)
Depreciation and amortization of deferred charges (Notes 2 and 6)	(99)	(2,901)		(4,908)
Management fees (Note 4)	(116)	(5)		-
Impairment losses (Note 6)	(339)	(31,629)		(20,654)
Gain / (loss) on vessel's sale (Note 6)	319	(127)		(16,700)
Foreign currency gains/ (losses)	3	(11)		(18)
Interest and finance costs (Notes 4, 7 and 10)	-	-		(11,520)
Interest income	-	-		2
Net income/ (loss) from discontinued operations	1,482	(25,314)		(44,952)

	December 31,	December 31,
Carrying amounts of major classes of assets of discontinued operations	2020	2019
Cash and cash equivalents	$13	$49	$
Accounts receivable, trade	110	700
Inventories	-	605
Prepaid expenses and other assets	105	285
Total major classes of current assets of discontinued operations	228	1,639
Total fixed assets, net	-	23,450
Deferred charges, net	-	134
Total major classes of non-current assets of discontinued operations	-	23,584
Carrying amounts of major classes of liabilities of discontinued operations
Accounts payable, trade and other	207	650
Accrued liabilities	109	119
Total major classes of current liabilities of discontinued operations	316	769

Capital expenditures from discontinued operations relating to dry-docking costs for 2020, 2019 and 2018 were $0, $0 and $500, respectively.